Basis of Presentation and Significant Accounting Policies - Components of Contracts in Progress and Advance Billings on Contracts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Contractors [Abstract]
Costs incurred less costs of revenue recognized	$ 90,191	$ 65,113
Revenues recognized less billings to customers	267,426	360,873
Contracts in Progress	357,617	425,986
Billings to customers less revenue recognized	578,896	466,205
Costs incurred less costs of revenue recognized	(379,031)	(187,276)
Advance Billings on Contracts	$ 199,865	$ 278,929